Derivative financial liabilities - Additional Information (Details) £ in Thousands		12 Months Ended
	Dec. 15, 2021 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2023 GBP (£)
Financial liabilities
Proceeds from convertible loan notes			£ 166,981
Limitation on restricted payments for retention guarantors | $		$ 10,000,000
Cash at bank				£ 7,845
Convertible senior secured notes
Financial liabilities
Convertible shares | shares	18,181,820
Additional interest rate	2.00%
Convertible senior secured notes | Mudrick Capital Management
Financial liabilities
Principal amount | $	$ 200,000,000
Proceeds from convertible loan notes | $	$ 192,000,000
Conversion rate | shares	90.9091
Convertible Senior Secured Notes Principal Amount | $	$ 1,000
Convertible senior secured notes | Interest paid in-kind and semi-annually in arrears
Financial liabilities
Interest rate	9.00%
Convertible senior secured notes | Interest paid in cash
Financial liabilities
Interest rate	7.00%
Convertible notes.
Financial liabilities
Proceeds from convertible loan notes			166,981
Convertible notes. | Mudrick Capital Management
Financial liabilities
Proceeds from convertible loan notes			141,981
Convertible notes. | Microsoft and Rocket
Financial liabilities
Proceeds from convertible loan notes			£ 25,000